February 24, 2016

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN: Document Control – Edgar

RE:	RiverSource Life Insurance Company

RiverSource Variable Account 10

Post-Effective Amendment No.10 on Form N-4

File Nos.333-186218/811-07355

River Source RAVA 5 Advantage Variable Annuity

River Source RAVA 5 Select Variable Annuity

River Source RAVA 5 Access Variable Annuity

(offered for contract applications signed on or after April 29, 2013)

Dear Mr. Cowan:

On behalf of RiverSource Variable Account 10 (“Registrant”), RiverSource Life Insurance Company (“Company”) is filing electronically Registrant’s Post-Effective Amendment No. 10 (“Amendment No. 10”) on Form N-4 pursuant to Rule 485(a) of the Securities Act of 1933 (“1933 Act”).

Registrant requests selective review in accordance with SEC Release No. IC-13768 (Feb. 15, 1984). This selective review request is made because the prospectus and Statement of Additional Information included in this Amendment No. 10 are substantially similar to Registrant’s Pre-Effective Amendment No. 7, file Nos. 333-186218/811-07355 filed on or about April 23, 2015 and declared effective on or about May 1, 2015.

Amendment No. 10 has been marked to show all changes. Registrant believes that the only area that may warrant particular attention is the following change in the fees for the Accumulation Protector Benefit rider:

- For contracts with applications signed on or after May 1, 2016, the current fee for the Accumulation Protector Benefit rider and the fee applied upon elective step up or elective spousal continuation step up, will increase from 1.00% to 1.30%.

- Other non-material changes.

If you have any questions regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and Assistant Secretary